Note 9 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Premises and equipment	$ 2,781	$ 2,701
Accumulated depreciation	(1,051)	(867)
Premises and equipment, net	1,730	1,834
Land and Land Improvements [Member]
Premises and equipment	299	292
Building [Member]
Premises and equipment	1,178	1,133
Leasehold Improvements [Member]
Premises and equipment	382	376
Furniture and Fixtures [Member]
Premises and equipment	$ 922	$ 900